SCHEDULE OF ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued wages and welfare		$ 82,548	$ 61,776
Accrued expenses		55,000	5,753
Other tax payable		28,242	25,206
Rental payable		29,741	24,972
Customers’ deposits		150,993
Other payables		335,460	113,210
Accrued expenses and other payables	$ 726,366	$ 681,984	$ 230,917